Note 11 - Finance Cost and Income - Interest Expense (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Financial instruments measured at amortized cost	R$ (597.6)	R$ (477.6)	R$ (545.6)
Financial instruments at fair value through profit or loss	(683.6)	(1,076.2)	(961.0)
Fair value hedge - hedged items		(19.7)	(49.3)
Fair value hedge - hedging instruments		1.9	8.6
Total	R$ (1,281.2)	R$ (1,571.6)	R$ (1,547.3)